ANCHOR
                                     CAPITAL
                                  ACCUMULATION
                                      TRUST


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                                   (UNAUDITED)




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                        ANCHOR CAPITAL ACCUMULATION TRUST
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                        STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)
Assets:
Investments at quoted market value (cost $8,177,575;
 see Schedule of Investments, Notes 1, 2, & 5).......   $12,890,472
Cash ................................................        54,490
Dividends and interest receivable....................         5,525
Other assets.........................................       176,069
                                                        -----------
    Total assets.....................................    13,126,556
                                                        -----------

Liabilities:
Payable for capital shares redeemed..................       181,710
Accrued expenses and other liabilities (Note 3 ).....        26,079
                                                        -----------
    Total liabilities................................       207,789
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
value, amount paid in on 451,634 shares
outstanding) (Note 1)...............................      7,175,947
Accumulated undistributed net investment income.....      1,048,359
Accumulated realized loss from security transactions,
net.................................................       (18,436)
Net unrealized appreciation in value of investments       4,712,897
(Note 2).............................................   -----------
    Net assets (equivalent to $28.60 per share, based
on 451,634 capital shares outstanding).............     $12,918,767
                                                        ===========

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                        ANCHOR CAPITAL ACCUMULATION TRUST
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                             STATEMENT OF OPERATIONS
                                  JUNE 30, 1997
                                   (Unaudited)


Income:
 Dividends...........................................   $   47,084
 Interest............................................       41,924
                                                        -----------
    Total income.....................................       89,008
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................       46,250
 Pricing and bookkeeping fees (Note 4)...............        7,415
 Legal fees..........................................        4,103
 Audit and accounting fees...........................        3,155
 Custodian fees......................................        3,093
 Transfer fees (Note 4)..............................        1,811
 Trustees' fees and expenses.........................        1,488
 Other expenses......................................        2,379
                                                        -----------
    Total expenses...................................       69,694
         Fees paid indirectly (Note 4)...............      (2,101)
                                                        -----------
         Net expenses................................       67,593
                                                        -----------

Net investment income................................       21,415
                                                        -----------

Realized and unrealized gain on investments:
  Realized gain on investments-net...................      352,025
  Increase in net unrealized appreciation in investments   687,985
                                                        -----------
    Net gain on investments..........................    1,040,010
                                                        ===========

Net increase in net assets resulting from operations.   $1,061,425
                                                        ===========


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                        ANCHOR CAPITAL ACCUMULATION TRUST
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               STATEMENTS OF CHANGES IN NET ASSETS



                                            Six Months
                                              Ended      Year Ended
                                             June 30,   December 31,
                                               1997         1996
                                           (Unaudited)
                                          ----------------------------
From operations:
 Net investment income................... $   21,415   $    59,527
 Realized gain on investments, net.......    352,025       302,080
 Increase in net unrealized
  appreciation in investments............    687,985     1,322,968
                                          ------------  -----------
    Net increase in net assets resulting
     from operations.....................  1,061,425     1,684,575
                                          ------------  -----------
Distributions to shareholders:
  From net investment income
     ($0.13 per share in 1996)...........     --           (59,676)
 From net realized gain on investments
    ($0.09 per share in 1996)............     --           (42,766)
                                          ------------  -----------
    Total distributions to shareholders..     --          (102,442)
                                          ------------  -----------

From capital share transactions:
                        Number of Shares
                         1997      1996
                       --------- ---------
 Proceeds from sale of
  shares..............   6,019    14,010     174,800      337,104
 Shares issued to
  share-holders in
  distributions
  reinvested..........     --      3,844      --           101,117
 Cost of shares
redeemed..............  (24,088)  (87,492)  (670,774)    (2,099,429)
                        ========= ========= ---------   ------------
 Increase (decrease)
  in net asset
  resulting from
  capital share
  transactions........  (18,069)  (69,638)  (495,974)    (1,661,208)
                       ========= ========= ------------  -----------

Net increase (decrease) in net assets....     565,451     (79,075)
Net assets:
  Beginning of period....................  12,353,316    12,432,391
                                          ============= ============
  End of period (including undistributed
   net investment income of $1,048,359
   and $1,026,944, respectively).......... $12,918,767   $12,353,316
                                          ============= ============

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                        ANCHOR CAPITAL ACCUMULATION TRUST
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                SELECTED  PER SHARE  DATA AND  RATIOS
         (for a share  outstanding throughout each period)

                        Six
                       Months
                        Ended
                      June 30,
                        1997         Year Ended December 31,
                      (Unaudited) 1996     1995     1994     1993
                      -----------------------------------------------

Investment income.... $  0.56  $  1.33   $ (1.17) $  3.49  $  0.05
Expenses, net........    0.43     0.92     (0.64)    2.10     0.03
                      ----------------------------------------------
Net investment income
(loss)...............    0.13     0.41     (0.53)    1.39     0.02
Net realized and
 unrealized gain (loss)
 on investments......    2.17     3.06      4.32    (1.72)   (0.47)
Distributions to
shareholders:
  From net investment
  income.............    --     (0.13)    (0.19)    (0.23)   (0.17)
  From net realized
  gain on investments..  --     (0.09)    (0.62)    (0.04)   (2.11)
                        -----  -------  --------  ---------  -------
Net increase
(decrease)in net
 asset value.........   2.30     3.25      2.98    (0.60)   (2.73)
Net asset value:
 Beginning of period.   26.30    23.05     20.07    20.67    23.40
                      ==============================================
 End of period.......  $28.60   $26.30    $23.05   $20.07   $20.67
                      ==============================================
Ratio of expenses to
 average net assets..    1.12%    1.10%     1.11%    1.10%    1.10%
Ratio of net
investment income
to average net assets..  0.34%    0.49%     0.92%    0.73%    0.65%
Portfolio turnover...    0.00     0.21      0.40     0.63     0.84
Number of shares out-
 standing at end of
 period..............  451,634   469,703  539,341  392,246  702,040


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                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1997
                                   (Unaudited)
                                   (Continued)
                                                             Value
 Quantity                                                   (Note 1)
COMMON STOCKS -- 84.49%
         Advertising Industry -- 2.82%
   6,000 The Interpublic Group of Companies Incorporated $   364,500

         Canadian Energy Industry -- 6.44%
  15,000 Renaissance Energy Limited.....................     410,700
  15,000 Talisman Energy  Limited.......................     421,050
                                                           ----------
                                                             831,750
                                                           ----------
         Chemicals, Diversified -- 4.52%
  25,000 Pall Corporation...............................     584,367
                                                           ----------

         Computer Industry -- 3.38%
   8,000 Hewlett-Packard Company........................     437,000
                                                           ----------

         Coal/Alternate Energy Industry -- 4.62%
  15,000 CalEnergy Company Incorporated.................     596,250
                                                           ----------

         Diversified Company Industry -- 4.13%
  16,000 Service Corporation International..............     533,008
                                                           ----------

         Drug Industry -- 7.63%
  11,000 Amgen Incorporated.............................     629,068
  16,000 Biochem Pharma, Incorporated...................     357,008
                                                            ----------
                                                             986,076
                                                            ----------
         Electrical Equipment Industry -- 5.18%
  12,000 Emerson Electric Company.......................     669,756
                                                            ----------

         Food and Beverage Industry -- 5.36%
  11,500 J.M. Smucker Company Class A...................     253,000
   9,936 Tootsie Roll Industries, Incorporated..........     439,686
                                                            ----------
                                                             692,686
                                                            ----------
         Food Wholesalers Industry -- 2.29%
   8,000 Sysco Corporation..............................     295,504
                                                            ---------

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                                                             Value
 Quantity                                                   (Note 1)
         Industrial Services Industry -- 5.51%
  20,000 Equifax, Incorporated..........................    712,500
                                                           ----------

         Insurance (Diversified) Industry -- 6.89%
   6,000 American International Group Incorporated......    889,878
                                                           ----------

         Life Insurance Industry -- 5.96%
  15,375 AFLAC, Incorporated............................    769,719
                                                           ----------

         Medical Supplies Industry -- 14.51%
  12,000 Abbott Laboratories............................    796,500
  12,000 Fresenius Medical Care Incorporated, ADR.......    352,500
  20,000 Stryker Corporation............................    725,000
                                                           ----------
                                                         1 ,874,000
                                                           ----------
         Office Equipment & Supplies Industry -- 2.34%
  10,000 Wallace Computer Services Incorporated.........    302,500
                                                           ----------

         Oilfield Services/Equipment Industry -- 2.91%
   3,000 Schlumberger Limited...........................    376,125
                                                           ----------

         Total common stocks (cost $6,202,722).......... 10,915,619
                                                           ----------
U.S. TREASURY BILLS -- 15.29%.
$2,000,00Treasury Bill, 4.920% yield, maturing 9/18/97
         (at cost)......................................  1,974,853
                                                          ----------
         Total investments (cost $8,177,575)............ 12,890,472
                                                          ----------

CASH & OTHER ASSETS, LESS LIABILITIES -- 0.22%..........     28,295
                                                         -----------

         Total Net Assets............................... $12,918,767
                                                          ==========
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                        ANCHOR CAPITAL ACCUMULATION TRUST
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                          NOTES TO FINANCIAL STATEMENTS
                                June 30, 1997




1. Significant accounting policies:
Anchor Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   C. Capital  Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $4,722,934. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $10,037. Net unrealized appreciation in investments at June 30, 1997 was $4,712,897.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 1997, investment advisory fees of $8,210 were due which were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.


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                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997
                                   (Unaudited)
                                   (Continued)
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1997 were $1,811. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc. the Trust's distributor, received $720 in brokerage commissions during the six months ended June 30, 1997. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1997 were $7,415. For the six months ended June 30, 1997 the total expense increase, as shown in the statement of operations, is $2,101 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
    such securities...........................     $ 4,048,102
      Other investments.......................         --
                                                  =============
                                                   $ 4,048,102
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
    such securities...........................     $ 3,552,853
      Other investments.......................         484,138
                                                  =============
                                                   $ 4,036,991
                                                  =============

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                        ANCHOR CAPITAL ACCUMULATION TRUST
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                              OFFICERS AND TRUSTEES





DAVID W.C. PUTNAM                            Chairman
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Corporation
President and Director, F.L. Putnam
Securities Company Incorporated

J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer

SPENCER H. LE MENAGER                        Secretary
President, Equity Inc.                       and Trustee

MAURICE A. DONAHUE                           Trustee
Director and Professor, Institute for
Governmental Services and
Walsh-Saltonstall Professor of Practical
Politics, University of Massachusetts

DAVID Y. WILLIAMS                            President
President and Director, Meeschaert & Co.,    and Trustee
Inc.,President and Director, Anchor
Investment Management Corporation


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                        ANCHOR CAPITAL ACCUMULATION TRUST
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              INVESTMENT ADVISER AND TRANSFER AGENT
            Anchor Investment Management Corporation
        2717 Furlong Rd., Doylestown, Pennsylvania 18901
                         (215) 794-2980

                             DISTRIBUTOR
                       Meeschaert & Co., Inc.
        2717 Furlong Rd., Doylestown, Pennsylvania 18901

                              CUSTODIAN
                 Investors Bank & Trust Company
          89 South Street, Boston, Massachusetts 02111

                   INDEPENDENT PUBLIC ACCOUNTANT
                     Livingston & Haynes, P.C.
          40 Grove St., Wellesley, Massachusetts 02181

                           LEGAL COUNSEL
             Yukevich, Blume, Marchetti & Zangrilli
       One Gateway Center, Pittsburgh, Pennsylvania 15222